Operating segment information	12 Months Ended
Dec. 31, 2025
Operating Segment Information
Operating segment information

29	Operating segment information

The Company’s Management, composed of the Board of Directors and the Executive Board, has determined the operating segment used to make strategic decisions, such as sanitation services.

Profit or loss:

	2025			2024
	Sanitation (i)	Reconciliation to statement of profit or loss	Balance according to financial statements	Sanitation (i)	Reconciliation to statement of profit or loss	Balance according to financial statements

Gross operating revenue	25,471,321	14,437,363	39,908,684	32,650,986	6,225,871	38,876,857
Gross sales deductions	(1,816,634)	-	(1,816,634)	(2,731,380)	-	(2,731,380)
Operating revenue	23,654,687	14,437,363	38,092,050	29,919,606	6,225,871	36,145,477
Selling, general and administrative expenses	(11,377,950)	(14,437,363)	(25,815,313)	(14,303,994)	(6,085,895)	(20,389,889)
Operating income before other operating expenses, net and equity accounting	12,276,737	-	12,276,737	15,615,612	139,976	15,755,588
Other operating income (expenses), net			274,731			(280,450)
Equity accounting			48,153			35,322
Financial income, net			(897,770)			(1,867,652)
Profit before income tax and social contribution			11,701,851			13,642,808
Depreciation and amortization	(2,208,762)		(2,208,762)	(2,676,642)		(2,676,642)

	2023
	Sanitation (i)	Reconciliation to the consolidated financial statements	Balance as per consolidated financial statements
Gross operating revenue	21,513,442	5,600,332	27,113,774
Gross sales deductions	(1,541,718)	-	(1,541,718)
Operating revenue	19,971,724	5,600,332	25,572,056
Costs, selling, general and administrative expenses	(13,811,665)	(5,474,729)	(19,286,394)
Income from operations before other operating expenses, net and equity accounting	6,160,059	125,603	6,285,662
Other operating income / (expenses), net			27,925
Equity results of investments			32,393
Financial result, net			(1,591,996)
Income from operations before taxes			4,753,984
Depreciation and amortization	(2,790,586)	-	(2,790,586)

(i)	See Note 35 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additional information on long-lived assets.

Accounting policy

The operating segments are determined in a manner consistent with the internal reports of the decision maker, that is, the Company's Management, composed of the Board of Directors and Executive Board, in relation to strategic decision-making, allocation of resources and performance evaluation.

The Company determined that it has a single operating segment, which is the provision of sanitation services.

The accounting policies used to determine segment information are the same as those used to prepare the financial statements.

The measurement of profit or loss by segment is the operating income before other operating expenses, net and equity valuation adjustment, which excludes revenue and construction costs.

The Company's Management analyzes the information on assets and liabilities on a consolidated basis. Consequently, information on assets and liabilities is not disclosed in a segregated manner.

Substantially, all non-current assets and revenues generated by customers are located in the State of São Paulo. Consequently, no financial information is disclosed by geographic area.